Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive loss	Equity attributable to the Company’s shareholders	Non-controlling interest	Total equity
Balance at Jun. 30, 2019	$ 2,800	$ 3,932,786	$ 664,100	$ 24,745,899	$ (1,130,348)	$ 28,215,237	$ (50,277)	$ 28,164,960
Balance (in Shares) at Jun. 30, 2019	1,400,000
Profit (loss) for the year				5,649,451		5,649,451	(1,443)	5,648,008
Foreign currency translation adjustment					(837,040)	(837,040)		(837,040)
Repayment to shareholders		(264,829)				(264,829)		(264,829)
Divestment of YLS							17,226	17,226
Balance at Jun. 30, 2020	$ 2,800	3,667,957	664,100	30,395,350	(1,967,388)	32,762,819	(34,494)	32,728,325
Balance (in Shares) at Jun. 30, 2020	1,400,000
Profit (loss) for the year				6,408,932		6,408,932	(9,033)	6,399,899
Foreign currency translation adjustment					3,265,403	3,265,403	(3,514)	3,261,889
Balance at Jun. 30, 2021	$ 3,359	25,542,531	664,100	36,804,282	1,298,015	64,312,287	(47,041)	64,265,246
Balance (in Shares) at Jun. 30, 2021	1,679,078
Net Proceeds from the initial public offering	$ 558	21,660,735				21,661,293		21,661,293
Net Proceeds from the initial public offering (in Shares)	278,778
Shares issued to directors	$ 1	213,839				213,840		213,840
Shares issued to directors (in Shares)	300
Profit (loss) for the year				(5,430,209)		(5,430,209)		(5,430,209)
Foreign currency translation adjustment					(2,243,108)	(2,243,108)		(2,243,108)
Acquisition of former non-controlling interest in HAPPY		(481,446)				(481,446)	14,558	(466,888)
Disposal of 47% ownership in Fuzhou Fumao							12,530	12,530
Potential acquisition of 60% ownership in Youyou	$ 270	1,999,821				2,000,091		2,000,091
Potential acquisition of 60% ownership in Youyou (in Shares)	135,141
Potential acquisition of 40% ownership in Lianbao	$ 582	3,742,676				3,743,258		3,743,258
Potential acquisition of 40% ownership in Lianbao (in Shares)	291,168
Shares issued to directors, employee, and consultants	$ 140	630,360				630,500		630,500
Shares issued to directors, employee, and consultants (in Shares)	70,000
Issuance of the convertible notes – equity portion		1,472,987				1,472,987		1,472,987
Issuance of the warrants		345,477,000,000				345,477,000,000		345,477,000,000
Issuance of shares for convertible note interest settlement	$ 74	199,926				200,000		200,000
Issuance of shares for convertible note interest settlement (in Shares)	36,973
Balance at Jun. 30, 2022	$ 4,425	$ 33,452,332	$ 664,100	$ 31,374,073	$ (945,093)	$ 64,549,837	$ (19,953)	$ 64,529,884
Balance (in Shares) at Jun. 30, 2022	2,212,360